Columbia Multi-Advisor Small Cap Value Fund
Summary of the Fund
Investment Objective
Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 22 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Multi-Advisor Small Cap Value Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Multi-Advisor Small Cap Value Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Z
Management fees		0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none
Other expenses	[1]	0.49%	0.49%	0.49%	0.16%	0.46%	0.49%	0.49%	0.21%	0.49%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[2]	1.71%	2.46%	2.46%	1.13%	1.43%	1.96%	1.46%	1.18%	1.46%
Less: Fee waivers and/or expense reimbursements	[3]	(0.30%)	(0.30%)	(0.30%)	(0.17%)	(0.17%)	(0.30%)	(0.30%)	(0.17%)	(0.30%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.41%	2.16%	2.16%	0.96%	1.26%	1.66%	1.16%	1.01%	1.16%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	"Total annual Fund operating expenses" in the table (which includes acquired fund fees and expenses) may not match "Net Expenses" in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.40% for Class A, 2.15% for Class B, 2.15% for Class C, 0.95% for Class I, 1.25% for Class K, 1.65% for Class R, 1.15% for Class R4, 1.00% for Class R5 and 1.15% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example Columbia Multi-Advisor Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	1,055	1,423	2,455
Class B	719	1,038	1,484	2,588
Class C	319	738	1,284	2,774
Class I	98	342	606	1,359
Class K	128	436	765	1,698
Class R	169	586	1,030	2,261
Class R4	118	432	769	1,721
Class R5	103	358	633	1,417
Class Z	118	432	769	1,721

Expense Example, No Redemption Columbia Multi-Advisor Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	1,055	1,423	2,455
Class B	219	738	1,284	2,588
Class C	219	738	1,284	2,774
Class I	98	342	606	1,359
Class K	128	436	765	1,698
Class R	169	586	1,030	2,261
Class R4	118	432	769	1,721
Class R5	103	358	633	1,417
Class Z	118	432	769	1,721

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $47 million to $3.6 billion as of August 31, 2013. The Fund may invest in any type of securities, including common stocks and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Fund may invest up to 25% of its net assets in foreign investments.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley); Donald Smith & Co., Inc. (Donald Smith); Metropolitan West Capital Management, LLC (MetWest Capital); and Turner Investments, L.P. (Turner) (Barrow Hanley, Donald Smith, MetWest Capital and Turner, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector and the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Because the Fund’s portfolio managers may invest significantly in the financial services sector, the Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

The Fund is subject to risks faced by companies in the industrial economic sector, including the effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of June 30, 2013: 15.24%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 26.55% Worst 4th Quarter 2008 -25.30%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Multi-Advisor Small Cap Value Fund	Share Class Inception Date	1 Year	5 Year	10 Year
Class A	Jun. 18, 2001	10.05%	4.38%	9.12%
Class A returns after taxes on distributions	Jun. 18, 2001	9.95%	4.36%	7.82%
Class A returns after taxes on distributions and sale of Fund shares	Jun. 18, 2001	6.66%	3.77%	7.57%
Class B	Jun. 18, 2001	10.73%	4.46%	9.10%
Class C	Jun. 18, 2001	14.90%	4.82%	9.07%
Class I	Mar. 04, 2004	17.27%	6.10%	10.17%
Class K	Jun. 18, 2001	16.91%	5.87%	9.97%
Class R	Dec. 11, 2006	16.56%	5.32%	9.43%
Class R4	Dec. 11, 2006	16.81%	5.63%	9.75%
Class R5	Dec. 11, 2006	17.28%	6.05%	10.03%
Class Z	Sep. 27, 2010	17.06%	5.71%	9.81%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		18.05%	3.55%	9.50%